Note 4 - Related Party Transactions (Details Textual)					1 Months Ended	6 Months Ended
	Jun. 04, 2021 USD ($) $ / shares shares	May 10, 2021 USD ($)	Jan. 01, 2012 EUR (€)	Jan. 01, 2011	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 EUR (€)	Dec. 31, 2020 USD ($)
Related Party Transaction, Agreement Term (Year)				5 years
Related Party Transaction, Discount Percentage on Daily Vessel Management Fee			5.00%
Related Party Transaction, Daily Vessel Management Fee per Vessel in Operation | €			€ 685
Due to Related Parties, Current, Total					$ 0	$ 0				$ 2,984,759
Due from Related Parties, Current, Total					210,268	210,268				$ 0
Proceeds from Related Party Debt						6,000,000		$ 0
Interest Expense, Related Party						25,533		0
Gain (Loss) on Extinguishment of Debt, Total						(1,647,654)		0
Share Price (in dollars per share) | $ / shares	$ 27.44
Eurobulk Ltd. [Member]
Related Party Transaction, Daily Vessel Management Fee per Vessel | €							€ 685		€ 685
Eurobulk Ltd. [Member] | Vessel Management Fees [Member]
Related Party Transaction, Amounts of Transaction						1,085,825		973,504
Eurobulk Ltd. [Member] | Fixed Fee Transaction [Member]
Related Party Transaction, Amounts of Transaction						$ 625,000		625,000
Eurochart [Member] | Vessel Sales [Member]
Related Party Transaction, Commission, Percentage						1.00%	1.00%
Eurochart [Member] | Charter Revenues [Member]
Related Party Transaction, Commission, Percentage						1.25%	1.25%
Related Party Transaction, Expenses from Transactions with Related Party						$ 300,570		120,025
Eurochart [Member] | Commission of Purchase Price Paid by Seller of Vessel [Member]
Related Party Transaction, Commission, Percentage						1.00%	1.00%
Eurochart [Member] | Vessel Acquisition of M/V Blessed Luck [Member]
Related Party Transaction, Expenses from Transactions with Related Party					120,000
Sentinel [Member]
Related Party Transaction, Expenses from Transactions with Related Party						$ 21,357		21,139
Related Party Transaction, Commission on Premium, Maximum, Percentage						5.00%	5.00%
Technomar [Member]
Related Party Transaction, Expenses from Transactions with Related Party						$ 36,437		$ 40,001
Related Party Transaction, Amounts of Transaction per Crew Member per Month						50
Ergina Shipping Ltd. [Member]
Due to Related Parties, Current, Total					$ 2,700,000	$ 2,700,000
Proceeds from Related Party Debt		$ 6,000,000.0
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Interest Expense, Related Party		$ 25,533
Debt Instrument, Convertible, Threshold Trading Days	15
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares	$ 18.30
Gain (Loss) on Extinguishment of Debt, Total	$ (1,647,654)
Ergina Shipping Ltd. [Member] | Loan Converted into Common Stock [Member]
Debt Conversion, Original Debt, Amount	$ 3,300,000
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares	180,308